Bank Loans (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Cathay United Bank [Member]
Total	$ 243,000	$ 245,250
CTBC Bank [Member]
Total	648,000	654,000
Cathay Bnak [Member]
Total	1,000,000
Cathay United Loan Agreement [Member]
Total	$ 1,891,000	$ 1,891,000